SHARE CAPITAL - Loss per share narrative (Details) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Share Capital Information [Abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	127,674,167	95,293,899